Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Share Based Payments Expense

The following table provides the details of the approximate total share-based payments expense during the year ended December 31, 2020, 2019, and 2018:

	For the Year Ended
	December 31, 2020		December 31, 2019		December 31, 2018
Employees and directors share-based payments	$298,000	(a)(c)	$494,000	(c)	$585,000	(c)
Stock options issued for services	$89,000	(d)	$67,000	(d)	$44,000	(d)
Shares issued for services	$357,000	(a)	19,000	(a)	-
	$744,000		$580,000		$629,000

Summary of Stock Option Activity

Stock option activity for the year ended December 31, 2020, 2019 and 2018 is summarized as follows:

			Weighted Average
			Remaining
		Weighted	Contractual	Aggregated
	Options	Average	Life	Intrinsic
	Outstanding *	Exercise Price*	(Year)	Value
Outstanding at January 1, 2018	486,333	$6.84	3.40	$996,860
Exercised	(133,800)	7.26	-	-
Canceled	(18,833)	$6.66	-	-
Outstanding at December 31, 2018	333,700	$6.66	2.40	$188,790
Exercised	-	-	-	-
Canceled	(36,800)	$6.90	-	-
Outstanding at December 31, 2019	296,900	$6.66	1.4	$-
Granted	333,348	2.4	-	-
Exercised	(294,733)	6.66	-	-
Canceled	(9,167)	$3.48	-	-
Outstanding at December 31, 2020	326,348	2.4	2.6	$143,587
Vested and expected to be vested as of December 31, 2020	310,017	2.4	2.6	136,407
Options exercisable as of December 31, 2020 (vested)	-	-	-	-

Schedule of Non-vested Share Activity

The following table summarizes the status of options which contain vesting provisions:

		Weighted
		Average
		Grant Date
	Options*	Fair Value*
Non-vested at January 1, 2020	41,650	$3.54
Granted	333,348	$1.01
Vested	(41,650)	$3.54
Canceled	(7,000)	$1.01
Non-vested at December 31, 2020	326,348	$1.01

Schedule of Options Outstanding and Exercisable

The following table outlines the options outstanding and exercisable as of December 31, 2020:

	2020
	Number of
	Options
	Outstanding	Exercise	Expiration
	and Exercisable	Price	Date
July 2020 stock options granted to certain consultants	57,366	$2.64	07/09/2023
Total	57,366